Lease Liability - Summary of Lease Liability Balance (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Current portion	$ 78,452	$ 71,859
Non-current portion	75,910	0
Present value of lease liabilities	$ 154,362	$ 71,859